                 UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                              FORM N-Q

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                    MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number: 811-08842

           Name of Fund: BBH U.S. Money Market Portfolio

           Exact name of registrant as specified in charter)

           40 Water Street Boston MA., 02109-3661
           (Address of principal executive offices)
           (Name and address of agent for service)
           Charles Schreiber, Principal Financial Officer,
           BBH U.S. Money Market Portfolio, 40 Water Street,
           Boston, MA,  02109.
           Mailing address:  140 Broadway, New York, NY, 10005

           Registrant's telephone number, including area code:
           (800) 625-5759

           Date of fiscal year end: JUNE 30

           Date of reporting period: SEPTEMBER 30, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)
(expressed in U.S. dollars)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	ASSET BACKED SECURITIES (2.0%)
$12,800,000	Americredit Automobile Receivables Trust 2006-BG	10/09/07	5.348%	$12,800,000
12,145,363	Capital Auto Receivables Asset Trust 2006-SN1A1	09/20/07	5.330	12,145,363
11,168,087	CIT Equipment Collateral Series 2006-VT1	03/20/07	4.990	11,156,851
11,018,893	Household Automotive Trust 2006-1	06/18/07	5.276	11,015,436
1,466,019	Nissan Auto Receivables Owner Trust 2006-A	02/15/07	4.663	1,466,019
	Total Asset Backed Securities			48,583,669

	CERTIFICATES OF DEPOSIT (6.8%)
9,000,000	BNP Paribas	10/25/06	4.760	8,996,608
25,000,000	BNP Paribas	12/13/06	5.075	24,979,851
25,000,000	Charter One Bank	12/18/06	5.360	25,000,000
10,000,000	HBOS Treasury	06/04/07	5.380	9,977,934
50,000,000	Lloyds Bank, Plc.	10/30/06	5.285	50,000,169
25,000,000	Toronto Dominion	04/13/07	5.300	24,946,976
25,000,000	Washington Mutual, Inc.	12/04/06	5.290	24,997,335
	Total Certificates of Deposit			168,898,873

	COMMERCIAL PAPER (53.2%)
49,500,000	Barclays US Funding	10/16/06	5.307	49,391,512
50,000,000	Bear Stearns & Co., Inc.	10/02/06	5.362	49,992,556
50,000,000	Bear Stearns & Co., Inc.[1]	10/24/06	5.130	50,000,000
5,000,000	Beta Financial Group, Inc.	10/25/06	5.308	4,982,467
25,000,000	Beta Financial Group, Inc.	01/16/07	5.344	24,609,896
20,000,000	Blue Spice LLC	10/25/06	5.299	19,929,733
30,000,000	Blue Spice LLC	11/21/06	5.317	29,776,025
100,000,000	BMW U.S. Capital LLC	10/02/06	5.352	99,985,139
25,000,000	Buckingham CDO	10/18/06	5.303	24,937,667
37,400,000	CC USA , Inc.	10/17/06	5.297	37,312,567
7,390,000	City of Chicago, Illinois	12/04/06	5.503	7,319,056
43,550,000	Columbia University	10/02/06	5.363	43,543,564
50,000,000	Danske Corp.	12/15/06	5.322	49,453,125
40,000,000	FPL Group Capital	10/05/06	5.277	39,976,578
10,000,000	FPL Group Capital	10/06/06	5.266	9,992,694
25,000,000	General Electric Capital Corp.	10/16/06	5.250	25,000,000
25,000,000	HBOS Treasury	11/29/06	5.345	24,784,076
50,000,000	HSBC Americas, Inc.	10/27/06	5.295	49,810,417
50,000,000	ING US Funding	11/28/06	5.282	49,578,292
30,000,000	Kittyhawk Funding Corp.	10/26/06	5.283	29,890,417
12,994,000	Kittyhawk Funding Corp.	11/01/06	5.286	12,935,144
50,000,000	Koch Resources LLC	10/02/06	5.352	49,992,569
25,000,000	Morgan Stanley	11/10/06	5.282	24,854,167
BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2006 (unaudited)
(expressed in U.S. dollars)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	COMMERCIAL PAPER (continued)
$50,000,000	National Rural Utilities Cooperative Finance Corp.	10/23/06	5.275%	$49,839,583
25,370,000	Nationwide Building	01/08/07	5.345	25,003,023
17,068,000	Power Authority of State of New York	10/03/06	5.260	17,063,031
100,000,000	Rabobank USA Financial	10/02/06	5.352	99,985,139
10,000,000	Rights of University of California	11/07/06	5.287	9,946,144
25,000,000	Rights of University of California	11/20/06	5.287	24,818,056
9,550,000	Rights of University of California	11/21/06	5.288	9,479,107
25,000,000	Societe Generale	11/17/06	5.332	24,828,319
19,375,000	Southern Company Funding	10/02/06	5.284	19,372,169
28,000,000	Southern Company Funding	10/04/06	5.272	27,987,750
46,759,000	Three Rivers Funding Corp.	10/17/06	5.292	46,649,480
50,658,000	UBS Americas, Inc.	10/27/06	5.278	50,465,922
50,000,000	UBS Finance	10/02/06	5.342	49,992,583
50,000,000	Variable Funding Capital Corp.	10/27/06	5.272	49,810,597
	Total Commercial Paper			1,313,288,564

	CORPORATE BONDS (17.8%)
2,000,000	Alabama Power Co.[1]	04/23/07	5.761	2,002,585
8,380,000	American Express Bank[1]	11/22/06	5.360	8,380,689
25,000,000	American Express Bank[1]	03/12/07	5.310	25,001,705
10,000,000	American General Finance[1]	06/27/07	5.428	10,006,982
50,000,000	Bank of America NA1	10/24/06	5.310	50,000,000
25,000,000	Canadian Imperial Bank of Commerce[1]	04/27/07	5.550	25,012,537
10,780,000	CIT Group, Inc.[1]	05/18/07	5.630	10,796,508
14,850,000	Citigroup Global Markets Holdings, Inc.[1]	03/16/07	5.460	14,856,202
25,000,000	Comerica Bank	07/20/07	5.475	24,995,183
25,000,000	Goldman Sachs Group, Inc.[1]	10/27/06	5.660	25,003,649
23,000,000	Goldman Sachs Group, Inc.[1]	03/30/07	5.599	23,012,892
25,000,000	International Business Machines Corp.[1]	06/28/07	5.364	25,004,723
25,000,000	Key Bank NA1	08/08/07	5.519	25,014,775
8,000,000	M&I Marshall & Ilsley Bank[1]	03/30/07	5.367	8,000,202
25,000,000	Merrill Lynch & Co., Inc.1	05/14/07	5.295	25,000,000
15,000,000	Merrill Lynch & Co., Inc.[1]	02/27/07	5.525	15,008,545
25,000,000	Morgan Stanley[1]	01/19/07	5.420	25,007,313
25,000,000	National City Bank of Kentucky[1]	02/08/07	5.489	25,002,253
24,500,000	Nationwide Building Society[1]	12/11/06	5.510	24,506,008
20,000,000	NGSP, Inc.[1]	06/01/46	5.310	20,000,000
5,000,000	PNC Bank NA1	01/29/07	5.294	4,999,747
6,500,000	Royal Bank of Scotland, Plc.[1]	11/24/06	5.410	6,500,259
15,000,000	SLM Corp.[1]	07/25/07	5.705	15,030,941
2,100,000	SouthTrust Bank[1]	03/19/07	5.450	2,100,841
	Total Corporate Bonds			440,244,539

	MUNICIPAL BONDS (8.5%)
14,900,000	Baltimore, Maryland, Project Revenue[1]	10/05/06	5.300	14,900,000
4,000,000	Baltimore, Maryland[1]	10/05/06	5.300	4,000,000
4,000,000	Connecticut Housing Finance Authority[1]	10/05/06	5.270	4,000,000
19,400,000	Florida Housing Finance Corp.[1]	10/05/06	5.300	19,400,000
BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2006 (unaudited)
(expressed in U.S. dollars)

Principal		Maturity	Interest
Amount		Date	Rate	Value
	MUNICIPAL BONDS (continued)
$24,600,000	Florida Housing Finance Corp.[1]	10/05/06	5.330%	$24,600,000
2,000,000	Jacksonville, Florida, Economic Development Commission[1]	10/05/06	5.310	2,000,000
35,700,000	Los Angeles, California Water & Power Revenue[1]	10/05/06	5.270	35,700,000
3,800,000	Massachusetts State Port Authority[1]	10/04/06	5.390	3,800,000
4,580,000	Massachusetts State Housing Finance Agency[1]	10/05/06	5.300	4,580,000
21,000,000	Mississippi Business Finance Corp. Industrial Development Revenue[1]	10/02/06	5.310	21,000,000
49,700,000	New York, New York[1]	10/04/06	5.330	49,700,000
25,000,000	North Texas Higher Education Authority[1]	10/04/06	5.330	25,000,000
2,200,000	Texas State[1]	10/04/06	5.310	2,200,000
	Total Municipal Bonds			210,880,000

	TIME DEPOSITS (11.5%)
84,900,000	Branch Bank & Trust	10/02/06	5.400	84,900,000
100,000,000	Dresdner Bank	10/02/06	5.340	100,000,000
50,000,000	ING Bank	10/02/06	5.340	50,000,000
50,000,000	Societe Generale	10/02/06	5.330	50,000,000
	Total Time Deposits			284,900,000

TOTAL INVESTMENTS AT AMORTIZED COST			99.8%	$2,466,795,645
OTHER ASSETS IN EXCESS OF LIABILITIES			0.2	4,760,847
NET ASSETS			100.0%	$2,471,556,492

[1]			Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date).
The yield shown represents the September 30, 2006 coupon or interest rate.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call 1-800- 625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 11/06.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the BBH U.S. Money Market
     Portfolio ("Registrant") disclosure controls and
     procedures as conducted within 90 days of the filing
     date of this Form N-Q, the Registrant's principal
     financial officer and principal executive officer have
     concluded that those disclosure controls and procedures
     provide reasonable assurance that the material information required to be disclosed by the Registrant on this
     report is recorded, processed, summarized and reported
     within the time periods specified in the Securities and
     Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's
    internal controls or in other factors that could
    significantly affect these controls subsequent to the
    date of their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of
1934 and the Investment Company Act of 1940, the Registrant has
duly caused this report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant) BBH U.S. Money Market Portfolio
             -------------------------------------------

By (Signature and Title)*   /s/ John A. Nielsen
                           ---------------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)

Date:  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act
of 1934 and the Investment Company Act of 1940, this report
has been signed below by the following persons on behalf of
the Registrant and in the capacities and on the dates
indicated.

By (Signature and Title)*  /s/ Charles Schreiber
                          -------------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: November 28, 2006

* Print name and title of each signing
officer under his or her signature.